SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	$ 443,459	$ 510,526	$ 526,581	$ 465,102	$ 357,027
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(14,698,562)	(13,864,075)	(19,639,227)	(18,036,908)	(15,733,642)
Collections of receivables	12,708,024	12,237,921	18,305,941	17,217,638	15,431,514
Decrease in restricted cash	122,905	97,290	43,589		(146,348)
Purchase of equipment on operating leases, net	(222,400)	(163,207)	(209,598)	(148,336)	(131,041)
Other investing activities	(277)	(151)	(2,314)	1,053	(1,199)
Net cash used in investing activities	(2,090,310)	(1,692,222)	(1,501,609)	(966,553)	(556,891)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(88,161)	324,771	43,239	(742,510)	(555,950)
Net increase (decrease) in indebtedness	1,380,466	555,754	1,123,609	1,502,262	1,073,591
Dividends paid to CNH America LLC	(200,000)			(85,000)	(295,000)
Net cash from financing activities	1,092,305	880,525	1,166,848	674,752	222,641
INCREASE IN CASH AND CASH EQUIVALENTS	(554,546)	(301,171)	191,820	173,301	22,777
CASH AND CASH EQUIVALENTS:
Beginning of year	785,913	594,093	594,093	420,792	398,015
End of year	231,367	292,922	785,913	594,093	420,792
CNH Capital LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	(400,000)	(278)	(740,547)	(653,183)	(155)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity		278	(9,453)	3,183	155
Net increase (decrease) in indebtedness	600,000		750,000	650,000
Dividends paid to CNH America LLC	(200,000)
Net cash from financing activities	400,000	278	740,547	653,183	155
Guarantor Entities
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	275,179	(580,853)	(1,069,674)	859,941	692,810
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,005,414)	(11,104,286)	(15,802,666)	(14,454,152)	(12,375,373)
Collections of receivables	11,614,411	11,251,988
Decrease in restricted cash					1,992
Purchase of equipment on operating leases, net	(167,675)	(101,483)	(118,412)	(84,523)	14,365
Other investing activities	(250)	(151)	(2,300)	(933)	(1,199)
Net cash used in investing activities	(558,928)	46,068	(423,680)	(14,484)	(42,050)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	277,908	448,164	1,543,710	(683,368)	(314,591)
Net increase (decrease) in indebtedness	(111,307)	(48,664)	(99,563)	28,832	4,870
Dividends paid to CNH America LLC				(85,000)	(295,000)
Net cash from financing activities	166,601	399,500	1,444,147	(739,536)	(604,721)
INCREASE IN CASH AND CASH EQUIVALENTS	(117,148)	(135,285)	(49,207)	105,921	46,039
CASH AND CASH EQUIVALENTS:
Beginning of year	257,001	306,208	306,208	200,287	154,248
End of year	139,853	170,923	257,001	306,208	200,287
All Other Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	141,158	1,034,918	915,730	235,827	(275,287)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	(12,267,832)	(12,802,889)	(17,733,851)	(15,762,983)	(13,766,266)
Collections of receivables	10,667,838	11,028,995
Decrease in restricted cash	122,905	97,290	43,589		(148,340)
Purchase of equipment on operating leases, net	(54,725)	(61,724)	(91,186)	(63,813)	(145,406)
Other investing activities	(27)		(14)	1,986
Net cash used in investing activities	(1,531,841)	(1,738,328)	(1,077,996)	(953,124)	(514,841)
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	61,512	(66,894)	(69,879)	(38,753)	(220,583)
Net increase (decrease) in indebtedness	891,773	604,418	473,172	823,430	1,068,721
Net cash from financing activities	953,285	537,524	403,293	784,677	766,866
INCREASE IN CASH AND CASH EQUIVALENTS	(437,398)	(165,886)	241,027	67,380	(23,262)
CASH AND CASH EQUIVALENTS:
Beginning of year	528,912	287,885	287,885	220,505	243,767
End of year	91,514	121,999	528,912	287,885	220,505
Eliminations
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash from operating activities	427,122	56,739	1,421,072	22,517	(60,341)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cost of receivables acquired	9,574,684	10,043,100	13,897,290	12,180,227	10,407,997
Collections of receivables	(9,574,225)	(10,043,062)
Net cash used in investing activities	459	38	67	1,055
CASH FLOWS FROM FINANCING ACTIVITIES:
Intercompany activity	(427,581)	(56,777)	(1,421,139)	(23,572)	(20,931)
Net cash from financing activities	$ (427,581)	$ (56,777)	$ (1,421,139)	$ (23,572)	$ 60,341